PRIVATE PLACEMENT (Details) - USD ($)		6 Months Ended
	Sep. 17, 2020	Dec. 31, 2020	Mar. 31, 2021
Private Placement Warrants [Abstract]
Gross proceeds from issuance of warrants	$ 230,000,000
Private Placement Warrants [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)	6,600,000	6,600,000
Shares Issued, Price Per Share	$ 1.00	$ 1.00
Gross proceeds from issuance of warrants	$ 6,600,000	$ 6,600,000
Class A Common Stock [Member]
Private Placement Warrants [Abstract]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50
Class A Common Stock [Member] | Private Placement Warrants [Member]
Private Placement Warrants [Abstract]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50		$ 11.50